PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost (Details) - Other post-employment benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year	Rp 510	Rp 502
Service costs	6	6
Net interest income (costs)	26	36
Actuarial gain (losses) recognised in OCI	(24)	40
Benefits paid by employer	(99)	(74)
Pension benefit obligations at end of year	Rp 419	Rp 510